UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23403

Principal Real Asset Fund
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	March 31, 2024

Date of reporting period:	March 31, 2024

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Real Asset Fund
Annual Report
March 31, 2024
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Overview 1
Important Fund Information 3
Principal Real Asset Fund (unaudited) 4
Financial Statements 5
Notes to Financial Statements 9
Schedule of Investments 18
Financial Highlights (includes performance information) 22
Report of Independent Registered Public Accounting Firm 24
Shareholder Expense Example 25
Supplemental Information 26

Economic & Financial Market Overview
The global economic growth picture remains mixed. On one hand, the United States economy has withstood the most aggressive central bank rate hiking cycle in four decades and continues to grow strongly. By contrast, the UK entered technical recession, while the Euro area remained entrenched in stagnation. China has continued to struggle, weighed down by depressed household confidence, which has been exacerbated by entrenched property market weakness. Furthermore, deflation means that financial conditions are tightening even as authorities cut policy rates.
Global inflation fell from 4.9% in March 2023 to 3.3% in February 2024, moving closer to the central banks’ targets. However, the last mile of inflation normalization is proving to be difficult, as sticky services inflation appears to be a common global theme. Global policy rates rose by
89 basis points (bps) in the last twelve months, despite a few emerging market central banks already starting their rate cutting cycles. The United
States Federal Reserve (Fed) has kept interest rates unchanged since last July. The latest dot plot implies that there could be three cuts in 2024.
However, stubbornly strong economic data could push the Fed’s easing cycle back.
Global manufacturing activity remained weak in the last twelve months, but there are signs of it bottoming out. On the other hand, services activity remained in expansion. Notably, the global manufacturing Purchasing Manager’s Index (PMI) was 50.4 in March, the first expansion reading since September 2022.
1
Emerging market (EM) PMIs were also above 50, while developed markets were below 50.
Global earnings growth continued to slow. The MSCI All Country World Index (ACWI) trailing twelve months earnings per share (TTM EPS)
was flat at 0% compared to the same time last year, as was the S&P 500. However, the MSCI World ex-U.S. Index remained positive. Within the
U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth at 13%. Small-cap, mid-cap, and value stocks, represented by the S&P Small-Cap 600 Index, the S&P Mid-Cap 400 Index, and the Russell 1000 Value Index, respectively, all saw negative year-over-year earnings growth. Emerging markets, represented by the MSCI Emerging Markets Index, struggled, delivering a
14% earnings decline.
Global equities outperformed global bonds significantly in the last twelve months, with the MSCI ACWI Index recording a 23% gain year-over-
year, while the Bloomberg Global Aggregate Corporate Index gained 5%. Within equities, developed markets (MSCI World Index) delivered a
25% return, significantly outperforming emerging markets (MSCI Emerging Markets) which recorded an 8% return. Speaking to its continued
strength, the U.S. (MSCI U.S. Index) outperformed developed markets ex-U.S. (MSCI World ex-U.S. Index) by 14%. Elsewhere among major markets, China (MSCI China Index) was the worst performer with a 17% loss. The NASDAQ 100 was the top outperformer with a 40% gain.
The Bloomberg U.S. Treasury Index was flat as the U.S. 10-year Treasury yield was up 73 bps, which offset the carry gains. Global high yield bonds (Bloomberg Global High Yield Index) outperformed investment grade corporate bonds (Bloomberg Global Aggregate Corporate Index)
and global Treasury bonds (Bloomberg Global Treasury Index) by 8% and 15% respectively year-over-year. The DXY Index, a proxy for USD strength, increased by 2%. Commodity prices (S&P GSCI Total Return Index) rose by 11%, and Nymex crude oil increased from 75.7 to 83.2
USD/barrel.
Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of March 31, 2024.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI China Index captures large- and mid-cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs).
MSCI World Index captures large- and mid-cap representation across 23 developed market countries.
MSCI World ex-U.S. Index captures large- and mid-cap representation across 22 of 23 developed market countries-- excluding the United States.
MSCI Emerging Markets Index consists of large- and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market.
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.

Economic & Financial Market Overview
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
Bloomberg Global Aggregate Corporate Index is a flagship measure of global investment-grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers.
Bloomberg Global High Yield Index is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High Yield, the Pan-
European High Yield, and Emerging Markets Hard Currency High Yield indices.
Bloomberg Global Treasury Index tracks fixed-rate, local currency government debt of investment-grade countries, including both developed and emerging markets. The index represents the treasury sector of the Global Aggregate Index and contains issues from 37 countries denominated in 24 currencies.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
Standard & Poor's 500 (S&P 500) Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.
S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
Securities described in the fund commentary may no longer be held in the fund.
The line graph on the following page illustrates the growth of a hypothetical $100,000 investment. The illustration is based on performance of
Class Y shares. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 5.75%.
Institutional and Class Y shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
.

Principal Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Clearbridge Investments (North America) Pty Limited; Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
March 31, 2024
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term total return (after fund fees and expenses) in excess of inflation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in real assets and real asset companies. It invests in real assets and real asset companies directly, and indirectly through other entities, including private institutional investment funds that pursue these strategies. It is non-diversified.
U.S. growth is downshifting somewhat as lower income households pull back and corporates face higher refinancing costs. Global disinflation is showing signs of stalling. After having made significant progress last year, inflation deceleration has flattened out. The last mile of disinflation toward central bank targets will require a more pronounced economic slowdown and job market rebalancing. Nominal equities outperformed real assets during the year. The backdrop of solid growth, positive earnings and prospective rate cuts fueled disinflation optimism. Core equity valuations fully priced in a soft-landing scenario, while liquid real asset classes delivered modest positive returns.
Within liquid real assets, REITS and global natural resource equities performed best, and contributed to positive results for the Fund. Within the private infrastructure portfolio, virtually all sectors produced positive performance including utilities, transportation, energy infrastructure, digital infrastructure, and energy transition assets. Within the private natural resources portfolio, U.S. core farmland performed well, as did core timberland in the U.S.
In real estate, some markets continue to struggle in the face of higher interest rates, and concerns about the future of commercial real estate.
This is especially true as investors consider the future demand and supply state of office markets in the U.S. Within the Fund’s private real estate portfolio, U.S. office real estate assets produced negative returns, as did industrial/ logistics assets in Europe. Within the private natural resources portfolio, U.S. permanent crop assets delivered negative returns, as did some timberland assets outside of the U.S.
Value of a $100,000 Investment* June 25, 2019 - March 31, 2024
1-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 2.30% 4.60% 6/25/19
Including Sales Charge -3.59% 3.31%
Class Y Shares 2.78% 5.12% 6/25/19
Institutional Shares 2.60% 4.92% 6/25/19
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Statement of Assets and Liabilities
March 31, 2024

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Real Asset
Fund(a)
Investment in securities--at cost ............................................................................................................................
$ 140,238
Foreign currency--at cost ....................................................................................................................................
$ 228
Assets
Investment in securities--at value  ............................................................................................................................ $ 146,795
Foreign currency--at value .................................................................................................................................... 228
Cash ........................................................................................................................................................... 72
Receivables:
Dividends and interest ................................................................................................................................... 438
Expense reimbursement from Manager ................................................................................................................. 167
Investment securities sold ............................................................................................................................... 441
Total Assets   148,141
Liabilities
(b)
Accrued management and investment advisory fees .......................................................................................................... 209
Accrued transfer agent fees ................................................................................................................................... 44
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 228
Accrued other expenses ....................................................................................................................................... 21
Payables:
Investment securities purchased ........................................................................................................................ 778
Total Liabilities
1,281
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 146,860
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 137,940
Total distributable earnings (accumulated loss) ...............................................................................................................
8,920
Total Net Assets
$ 146,860
Capital Stock (par value: $.01 per share):
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 930
Shares Issued and Outstanding .......................................................................................................................... 37
Net Asset Value per share ............................................................................................................................... $ 25 .41
(c)
Maximum Offering Price ................................................................................................................................
$ 26 .96
Class Y : Net Assets ............................................................................................................................................ $ 135,552
Shares Issued and Outstanding .......................................................................................................................... 5,260
Net Asset Value per share ...............................................................................................................................
$ 25 .77
Institutional : Net Assets ....................................................................................................................................... $ 10,378
Shares Issued and Outstanding .......................................................................................................................... 407
Net Asset Value per share ...............................................................................................................................
$ 25 .51
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
(b)
See Note 3 for details of any unfunded commitments.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statement of Operations
Year Ended March 31, 2024

See accompanying notes.
Amounts in thousands
Principal Real Asset
Fund (a)
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 4,939
Withholding tax ............................................................................................................................................ (205)
Interest ...................................................................................................................................................... 267
Total Income 5,001
Expenses:
Management and investment advisory fees ................................................................................................................ 2,556
Distribution f ees - Class A ................................................................................................................................. 2
Registration fees - Class A ................................................................................................................................. 16
Registration fees - Class Y ................................................................................................................................. 16
Registration fees - Institutional ............................................................................................................................ 17
Shareholder meeting expense .............................................................................................................................. 5
Shareholder reports - Class A .............................................................................................................................. 15
Shareholder reports - Institutional ......................................................................................................................... 6
Transfer agent fees - Class A ............................................................................................................................... 106
Transfer agent fees - Class Y ............................................................................................................................... 38
Transfer agent fees - Institutional .......................................................................................................................... 71
Custodian fees .............................................................................................................................................. 25
Directors' expenses ......................................................................................................................................... 7
Professional fees ........................................................................................................................................... 366
Other expenses ............................................................................................................................................. 83
Total Gross Expenses 3,329
Less: Reimbursement from Manager ...................................................................................................................... 1,153
Less: Reimbursement from Manager - Class A ............................................................................................................ 139
Less: Reimbursement from Manager - Class Y ............................................................................................................ 432
Less: Reimbursement from Manager - Institutional ....................................................................................................... 103
Total Net Expenses 1,502
Net Investment Income (Loss) 3,499
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (194)
Foreign currency transactions .............................................................................................................................. (7)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (21)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (222)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,277
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.

Statement of Changes in Net Assets

See accompanying notes.
Amounts in thousands Principal Real Asset Fund
(a)
Year Ended
March 31, 2024
Year Ended
March 31, 2023
Operations
Net investment income (loss) ................................................................................................................ $ 3,499 $ 4,706
Net realized gain (loss) on investments and foreign currencies ............................................................................. (201) 5,403
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(21) (15,114)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,277 (5,005)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,126) (11,314)
Total Dividends and Distributions (3,126) (11,314)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(13,021) (12,013)
Total Increase (Decrease) in Net Assets (12,870) (28,332)
Net Assets
Beginning of period ..........................................................................................................................
159,730 188,062
End of period ................................................................................................................................
$ 146,860 $ 159,730
Class A Class Y Institutional
Capital Share Transactions:
Year Ended March 31, 2024
Dollars:
Sold ......................................................................................... $ 164 $ 6,001 $ 724
Reinvested .................................................................................... 7 2,884 7
Redeemed .....................................................................................
– (21,700) (1,108)
Net Increase (Decrease)
$ 171 $ (12,815) $ (377)
Shares:
Sold ......................................................................................... 7 237 29
Reinvested .................................................................................... – 113 –
Redeemed .....................................................................................
– (861) (44)
Net Increase (Decrease)
7 (511) (15)
Year Ended March 31, 2023
Dollars:
Sold ......................................................................................... $ 416 – $ 10,422
Reinvested .................................................................................... 24 10,698 21
Redeemed .....................................................................................
– (33,566) (28)
Net Increase (Decrease)
$ 440 $ (22,868) $ 10,415
Shares:
Sold ......................................................................................... 16 – 400
Reinvested .................................................................................... 1 418 1
Redeemed .....................................................................................
– (1,254) (1)
Net Increase (Decrease)
17 (836) 400
Dividends and Distributions to Shareholders:
Year Ended March 31, 2024
From net investment income and net realized gain on investments ............................................. $ (16) $ (2,885) $ (225)
Total Dividends and Distributions
$ (16) $ (2,885) $ (225)
Year Ended March 31, 2023
From net investment income and net realized gain on investments ............................................. $ (43) $ (10,698) $ (573)
Total Dividends and Distributions
$ (43) $ (10,698) $ (573)
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.

Statement of Cash Flows
Year Ended March 31, 2024

See accompanying notes.
(a)
Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
Amounts in thousands
Principal Real Asset
Fund(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .................................................................................. $ 3,277
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ................................................................................... (47,015)
Proceeds from sale of investment securities ............................................................................ 53,293
Net sales or (purchases) of short term securities ......................................................................... 5,591
Net accretion of bond discounts and amortization of premiums .............................................................. 270
Capital gains and return of capital distributions from investments ............................................................. 329
Change in unrealized (appreciation) depreciation on investments ............................................................. 21
Net realized (gain) loss from investments .............................................................................. 194
(Increase) decrease in dividends and interest receivable .................................................................... (103)
(Increase) decrease in investment securities sold ......................................................................... 50
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ........................................... (43)
Increase (decrease) in investment securities purchased .................................................................... 537
Net cash  provided by operating activities 16,401
Cash Flows from Financing Activities:
Increase (decrease) in cash overdraft ................................................................................. (9)
Proceeds from shares sold ......................................................................................... 6,889
Payment on shares redeemed ....................................................................................... (22,808)
Dividends and distributions paid to shareholders ......................................................................... (228)
Net cash  used in financing activities (16,156)
Net increase in cash ............................................................................................. 245
Cash and foreign currency:
Beginning of period ............................................................................................. $ 55
End of period ..................................................................................................
$ 300
Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions ........................................................................... $ 2,898

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

1. Organization
Principal Real Asset Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-
diversified, closed-end management investment company. The Fund continuously offers three classes of shares: Class A, Class Y, and Institutional
Class. The Fund was organized as a Delaware statutory trust on September 21, 2018 pursuant to an Agreement and Declaration of Trust governed by the State of Delaware. Principal Global Investors, LLC (the “Manager”) serves as the Fund’s manager and advisor.
The Fund is structured as an interval fund, meaning it conducts quarterly repurchase offers of no less than 5% and no more than 25% of the Fund’s outstanding shares at net asset value. Repurchase offers of more than 5% are made solely at the discretion of the Fund’s Board of Trustees (the
“Board”), and shareholders should not rely on any expectation of repurchase offers being made in excess of 5%. Shareholders should consider the Fund’s shares illiquid. The Fund’s shares are not listed on any national securities exchange and are not publicly traded. There is currently no secondary market for the shares, and the Fund expects that no secondary market will develop. An unlimited number of shares has been authorized under the Agreement and Declaration of Trust.
Only eligible purchasers can buy shares of the Fund in that share class. The Manager and Principal Funds Distributor, Inc. (the “Distributor”) (an
affiliate of the Manager), the principal distributor of the Fund, reserve the right to broaden, limit, and change the designation of eligible purchasers without notice. Shares of the Fund are only sold in U.S. jurisdictions. Subject to eligibility and minimum initial investment requirements, shares of the Fund may be purchased directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators, and retirement plans. Minimum initial investment requirements are $25,000 for Class A shares and $100,000 for Class Y and Institutional Class shares.
Effective September 1, 2023, the Fund changed its name from Principal Diversified Select Real Asset Fund to Principal Real Asset Fund. In
addition to the name change, the Fund’s diversification classification changed from “diversified” to “non-diversified” with a change to the related fundamental policy.
The Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946,
Financial Services - Investment Companies . The Fund has not provided financial support and is not contractually required to provide financial support to any investee.
All classes of shares of the Fund represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Board. In addition, the Board declares separate dividends on each class of shares. The Fund may offer additional classes of shares in the future.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Board.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

of the Fund’s net asset values are reflected in the Fund’s net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset values, for example weekends and other customary national U.S. holidays, the Fund’s net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Board as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Fund’s holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The Fund held securities denominated in foreign currencies that exceeded 5% of net assets as of March 31, 2024 as follows:
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Fund records dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital to the
Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Distributions from private investment funds are recorded as ordinary income and are included in dividend income on the statement of operations.
Expenses. Expenses directly attributed to the Fund are charged to the Fund. Other expenses not directly attributed to the Fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statement of operations.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, REITs, passive foreign investment companies, partnership investments, losses deferred due to wash sales, and paydowns. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not
Principal Real Asset Fund
Euro 8 .9%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended March 31, 2024, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Fund may be subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund as a reduction of income. This amount is shown as withholding tax on the statement of operations. In consideration of recent decisions rendered by European court, the Fund may file tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of the reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the “more likely than not” threshold. Any tax reclaims received are included in dividends income on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The impact of the ASU will not have a material impact on the
Fund’s financial statements. The Fund will adopt the ASU for periods beginning after December 15, 2023.
3. Operating Policies
Borrowings. T he Fund participates in a line of credit with a bank which allows a borrowing commitment amount of up to $15 million. Borrowings may be used for investment purposes, to meet repurchase requests and/or to facilitate the handling of unusual or unanticipated short-term cash requirements. The Fund will pledge securities as collateral for borrowing on the line of credit and maintain an aggregate collateral value not less than the outstanding borrowing amount at all times. Interest is charged at an annual rate equal to the Overnight Bank Funding Rate (“OBFR”)
plus 0.90%. Additionally, a commitment fee is charged at an annual rate of 0.40% on any day when the outstanding borrowing amount is less than 90% of the borrowing commitment amount. The interest expense and commitment fee associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings as of March 31, 2024 . During the year ended March 31, 2024 , the Fund did not borrow against the line of credit.
Cross Trades. The Fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary . Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the Fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year  ended March 31, 2024 , the Fund did not engage in cross trades.
Foreign Currency Contracts. The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing the Fund's investment objectives. The Fund may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. The Fund enters into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate.
Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund’s ability to dispose of particular illiquid securities at fair value and may limit the Fund’s ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, trustees, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Private Investments in Public Equity. The Fund may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Fund may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Fund is obligated to fund these commitments when the contingencies are met and therefore, the Fund must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable. Commitments are typically categorized as
Level 2 within the disclosure hierarchy. As of March 31, 2024 , the Fund had no unfunded commitments in connection with PIPEs.
Private and Other Underlying Funds. The Fund may invest in private investment funds and other publicly traded investment funds. The shares of publicly traded investment funds and private investment funds are collectively referred to as the “Underlying Funds”. The Fund may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Because the Underlying Funds have varied expense levels and the Fund may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by the Fund will vary. Expenses included in the statement of operations and financial highlights of the Fund do not include any expenses associated with the
Underlying Funds.
Private investment funds are not registered as investment companies under the 1940 Act and therefore the Fund will not be able to avail itself of the protection of the 1940 Act with respect to such private investment funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-
dealings by the institutional asset managers, and leverage limitations. Due to the inherent uncertainty and subjectivity of determining the value of investments in private investment funds, upon disposition the amounts realized may differ significantly had readily available market values existed on such investments. The Fund will hold liquid assets while it waits for such Underlying Funds to call capital, which may negatively impact its performance.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, Secured Overnight Financing Rate, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedule of investments.
Unfunded Commitments. In connection with the senior floating rate interests, the Fund may enter into unfunded loan commitments
(“commitments”). All or a portion of the commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statement of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statement of operations, as applicable.
As of March 31, 2024, the Fund had no unfunded commitments relating to senior floating rate interests.
The Fund may also enter into unfunded commitments relating to potential future investments in private investment funds, which are not marked to market daily. These unfunded commitments are typically made for a specified amount of capital and may be called at the discretion of the general partner of the private investment fund pursuant to its limited partnership agreement. As of March 31, 2024, the Fund had unfunded commitments relating to potential future investments, as follows (amounts in thousands):
*Unfunded commitments approximate their fair values.
4. Fair Valuation
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
Private Investment Fund Unfunded Commitment*
ACIP Parallel Fund A, LP $ 766
Blackstone Infrastructure Partners F.2, LP 6,000
Global Transport Income Fund Feeder, LLC 6,000
3. Operating Policies (continued)

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

In accordance with Accounting Standards Codification 820 – Fair Value Measurement , the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. Private investment funds valued at net asset value are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Common Stocks
Basic Materials $ 1,796 $ 1,613 $ — $ 3,409
Consumer, Cyclical 12 — — 12
Consumer, Non-cyclical 881 539 — 1,420
Energy 3,519 1,054 — 4,573
Financial 10,405 5,606 — 16,011
Industrial 1,159 2,023 — 3,182
Utilities 6,150 6,685 — 12,835
Investment Companies* 7,115 — — 7,115
Preferred Stocks* 476 — — 476
Total $ 31,513 $ 17,520 $ — $ 49,033
Investments Using NAV as practical expedient
Private Investment Funds 97, 7 62
Total investments in securities $ — $ — $ — $ 146, 7 95
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

5. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisors of the Fund, which may be affiliates of the Manager. The annual rate paid by the Fund is based upon the aggregate average daily net assets (“aggregate net assets”) of the Fund. The management and investment advisory fees schedule for the Fund is 1.70% of aggregate net assets up to $1.5 billion and 1.65% of aggregate net assets over $1.5 billion.
The Manager has contractually agreed to waive 0.82% of the Fund’s management and investment advisory fees effective August 1, 2023. Prior to
August 1, 2023, the contractual fee waiver was 0.67%. It is expected that the fee waiver will continue through the period ending July 31, 2024;
however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
The Manager has contractually agreed to limit the Fund’s expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to
Manager on the statement of assets and liabilities and are settled monthly. It is expected that the operating expense limits will continue through the period ending July 31, 2024, the contractual expiration date; however, the Fund and the Manager, the parties to the agreement, may mutually agree to terminate the operating expense limits prior to the end of the period.
The operating expense limits are as follows:
*Prior to August 1, 2023, the contractual expense limit was 1.54%.
**Prior to August 1, 2023, the contractual expense limit was 1.04%.
^Prior to August 1, 2023, the contractual expense limit was 1.24%.
Distribution Fees. The Class A shares of the Fund bear distribution fees. The fees are computed at an annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Distribution fees are paid to the Distributor of the Fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services.
Chief Compliance Officer Expenses. The Fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations. For the year ended March 31, 2024, the Fund’s CCO expenses were less than $500.
Sales Charges. The Distributor retains sales charges on certain sales of Class A shares based on declining rates which begin at 5.75%. For the year ended March 31, 2024, sales charges retained by the Distributor were as follows:
Affiliated Ownership . As of March 31, 2024, Principal Financial Services Inc. and Principal Life Insurance Company (each an affiliate of the
Manager) owned shares of the Fund as follows (amounts of shares in thousands):
6. Investment Transactions
For the year ended March 31, 2024, the cost of investment securities purchased and proceeds from investment securities sold (not including short-
term investments, return of capital, and mergers) by the Fund were as follows (amounts in thousands):
Share Class Operating Expense Limit Expiration
Class A
1.39%* July 31, 2024
Class Y
0.89** % July 31, 2024
Institutional 1.09^ %
July 31, 2024
Class A
Principal Real Asset Fund $ 1
Class A Class Y Institutional
Principal Real Asset Fund 12 5,260 12
Purchases Sales
Principal Real Asset Fund $ 47,015 $ 53,293

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

7. Repurchase Offers
The Fund has a fundamental policy to make quarterly repurchase offers for no less than 5% and not more than 25% of its shares at a price equal to net asset value per share, unless suspended or postponed in accordance with regulatory requirements, and that each quarterly repurchase pricing share occur on the Repurchase Pricing Date, the date that will be used to determine the Fund’s net asset value per share applicable to the repurchase. The Fund will make quarterly repurchase offers every three months, in the following months: March, June, September, and December.
The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than 21 and no more than 42 days after the Fund sends notification to shareholders of the repurchase offer. There will be a maximum 14 calendar day period, or the next business day if the 14th calendar day is not a business day, between the Repurchase Request Deadline and the Repurchase Pricing Date.
If a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares tendered on a pro rata basis.
For the year ended March 31, 2024, shares of the Fund were repurchased during the repurchase offer windows as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the year ended March 31, 2024 and year ended March
31, 2023, were as follows (amounts in thousands):
*The Fund designates these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate, or a 0-percent rate, depending on the shareholder’s taxable income).
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of March 31, 2024, the components of distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of March 31, 2024 , the Fund had no capital loss carryforwards. For the year ended March 31, 2024 , the Fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of March 31, 2024 , the Fund does not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or
Repurchase Offer #1 Repurchase Offer #2 Repurchase Offer #3 Repurchase Offer #4
Commencement Date
March 28, 2023 June 27, 2023 September 26, 2023 December 26, 2023
Repurchase Request Deadline
April 27, 2023 July 27, 2023 October 26, 2023 January 25, 2024
Repurchase Pricing Date
April 27, 2023 July 27, 2023 October 26, 2023 January 25, 2024
Amount Repurchased
$ 102 $ 8,264 $ 6,797 $ 7,645
Shares Repurchased
4 322 276 303
Ordinary Income Long Term Capital Gain*
2024 2023 2024 2023
Principal Real Asset Fund $ 1,914 $ 2,965 $ 1,212 $ 8,349
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal Real Asset Fund $ 1,242 $ — $ — $ 7,678 $ — $ 8,920

Notes to Financial Statements
Principal Real Asset Fund
March 31, 2024

from tax return of capital depending on the type of book and tax differences that exist. For the year ended March 31, 2024, the Fund recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of March 31, 2024 , the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Fund were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. The Fund completed a quarterly repurchase offer on April 25, 2024 which resulted in 282,693 shares being repurchased for $7,126,000. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Principal Real Asset Fund $ 15 $ (15)
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Principal Real Asset Fund $ 14,263 $ (6,585) $ 7,678 $ 139,117
8. Federal Tax Information (continued)

Schedule of Investments
Principal Real Asset Fund
March 31, 2024
See accompanying notes.

INVESTMENT COMPANIES - 4.85% Shares Held Value (000's)
Exchange-Traded Funds - 3.92%
iShares North American Natural Resources ETF 39,325 $ 1,769
iShares U.S. Infrastructure ETF 91,775 3,980
$ 5,749
Money Market Funds - 0.93%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.24%
(a)
1,366,062 1,366
TOTAL INVESTMENT COMPANIES $ 7,115
PRIVATE INVESTMENT FUNDS - 66.57% Shares Held Value (000's)
Agriculture - 20.56%
Ceres Farmland Holdings, LP
(b)
N/A $ 11,114
Hancock Timberland and Farmland Fund, LP
(b)
N/A 13,210
UBS AgriVest Farmland Fund
(b)
N/A 5,879
$ 30,203
Energy - Alternate Sources - 17.35%
ACIP Parallel Fund A, LP
(b)
N/A 4,618
Brookfield Super-Core Infrastructure Partners Fund,
LP
(b)
N/A 8,689
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 6,119
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(b),(c)
N/A 6,052
$ 25,478
Forest Products & Paper - 3.74%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b),(c)
N/A 5,490
Private Equity - 10.91%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,644
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 9,375
$ 16,019
Real Estate - 14.01%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 3,607
FDR PELF SCA, SICAV-RAIF
(b)
N/A 5,523
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,129
UBS Trumbull Property Growth & Income Fund
(b)
N/A 6,313
$ 20,572
TOTAL PRIVATE INVESTMENT FUNDS $ 97,762
COMMON STOCKS - 28.22% Shares Held Value (000's)
Agriculture - 0.20%
Archer-Daniels-Midland Co 2,020 $ 127
Bunge Global SA 549 56
Darling Ingredients Inc
(c)
610 29
Wilmar International Ltd 33,900 86
$ 298
Biotechnology - 0.10%
Corteva Inc 2,674 154
Building Materials - 0.11%
Svenska Cellulosa AB SCA 6,750 104
West Fraser Timber Co Ltd 645 55
$ 159
Chemicals - 0.36%
CF Industries Holdings Inc 722 60
FMC Corp 477 30
ICL Group Ltd 8,209 44
Mosaic Co/The 1,249 41
Nutrien Ltd 5,580 303
Yara International ASA 1,831 58
$ 536
Coal - 0.04%
Teck Resources Ltd 1,400 64
Commercial Services - 0.53%
Atlas Arteria Ltd 130,411 453
CCR SA 118,027 326
$ 779
Consumer Products - 0.05%
Avery Dennison Corp 305 68
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.02%
RAM Essential Services Property Fund 80,284 $ 36
Electric - 7.17%
Brookfield Renewable Corp 7,989 196
Constellation Energy Corp 2,280 421
CPFL Energia SA 36,908 256
Dominion Energy Inc 15,063 741
E.ON SE 52,582 732
EDP - Energias de Portugal SA 240,835 940
Enel SpA 98,892 653
Entergy Corp 10,023 1,058
Eversource Energy 12,036 719
Iberdrola SA 33,566 417
National Grid PLC 69,753 940
NextEra Energy Inc 13,294 850
OGE Energy Corp 18,858 647
Public Service Enterprise Group Inc 6,989 467
Redeia Corp SA 40,858 698
Southern Co/The 11,085 795
$ 10,530
Energy - Alternate Sources - 0.39%
NextEra Energy Partners LP 19,153 576
Engineering & Construction - 0.71%
Aeroports de Paris SA 3,620 496
Ferrovial SE 13,891 550
$ 1,046
Food - 0.02%
Ingredion Inc 249 29
Forest Products & Paper - 0.40%
International Paper Co 1,322 52
Mondi PLC 4,972 87
Smurfit Kappa Group PLC 2,935 134
Suzano SA ADR 8,350 107
UPM-Kymmene Oyj 6,029 201
$ 581
Gas - 0.81%
China Resources Gas Group Ltd 114,350 365
Enagas SA 16,518 245
Snam SpA 123,074 581
$ 1,191
Healthcare - Services - 0.06%
Chartwell Retirement Residences 10,100 92
Housewares - 0.01%
Scotts Miracle-Gro Co/The 158 12
Iron & Steel - 0.49%
ArcelorMittal SA 1,418 39
Cleveland-Cliffs Inc
(c)
1,554 35
Fortescue Ltd 5,159 86
Nippon Steel Corp 2,900 70
Novolipetsk Steel PJSC
(c)
36,800 —
Nucor Corp 750 149
POSCO Holdings Inc 227 71
Reliance Inc 176 59
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 463 69
Vale SA ADR 11,083 135
$ 713
Mining - 1.08%
Agnico Eagle Mines Ltd 1,510 90
Anglo American PLC 4,076 101
Antofagasta PLC 1,062 27
Barrick Gold Corp 5,365 89
BHP Group Ltd 11,110 321
Boliden AB 842 23
First Quantum Minerals Ltd 1,700 18
Franco-Nevada Corp 584 70
Freeport-McMoRan Inc 4,382 206
Glencore PLC 34,082 187
Gold Fields Ltd ADR 2,750 44

Schedule of Investments
Principal Real Asset Fund
March 31, 2024
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Ivanhoe Mines Ltd
(c)
1,700 $ 20
Newmont Corp 3,515 126
Norsk Hydro ASA 4,144 23
Polyus PJSC
(c)
407 —
Rio Tinto Ltd 1,131 90
South32 Ltd 13,943 27
Southern Copper Corp 261 28
Sumitomo Metal Mining Co Ltd 800 24
Wheaton Precious Metals Corp 1,380 65
$ 1,579
Oil & Gas - 1.58%
BP PLC 30,292 190
Canadian Natural Resources Ltd 1,920 146
Cenovus Energy Inc 2,350 47
Chevron Corp 1,139 180
ConocoPhillips 768 98
Coterra Energy Inc 492 14
Devon Energy Corp 419 21
Diamondback Energy Inc 117 23
Ecopetrol SA ADR 442 5
Eni SpA 4,246 67
EOG Resources Inc 381 49
Equinor ASA 1,774 47
Exxon Mobil Corp 2,596 302
Hess Corp 180 27
Imperial Oil Ltd 280 19
Marathon Petroleum Corp 247 50
Neste Oyj 771 21
Occidental Petroleum Corp 431 28
Petroleo Brasileiro SA ADR 3,331 51
Phillips 66 287 47
Pioneer Natural Resources Co 152 40
Repsol SA 2,286 38
Shell PLC 10,550 350
Suncor Energy Inc 2,300 85
TotalEnergies SE 3,985 274
Valero Energy Corp 222 38
Woodside Energy Group Ltd 3,361 67
$ 2,324
Oil & Gas Services - 0.07%
Baker Hughes Co 658 22
Halliburton Co 584 23
Schlumberger NV 932 51
$ 96
Packaging & Containers - 0.33%
Amcor PLC 5,524 53
DS Smith PLC 15,482 77
Graphic Packaging Holding Co 1,169 34
Packaging Corp of America 342 65
Sealed Air Corp 551 21
SIG Group AG
(c)
3,915 87
Stora Enso Oyj 6,892 96
Westrock Co 979 48
$ 481
Pipelines - 1.03%
Enbridge Inc 5,507 199
Gibson Energy Inc 20,784 354
Pembina Pipeline Corp 21,266 751
TC Energy Corp 5,213 209
$ 1,513
Real Estate - 0.99%
Castellum AB
(c)
8,212 108
Mitsui Fudosan Co Ltd 36,000 388
Qualitas Ltd 78,968 136
Sumitomo Realty & Development Co Ltd 9,900 369
Sun Hung Kai Properties Ltd 6,000 58
Vonovia SE 13,350 394
$ 1,453
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 9.89%
AIMS APAC REIT 84,400 $ 80
Allied Properties Real Estate Investment Trust 7,700 101
American Healthcare REIT Inc 17,199 254
American Homes 4 Rent 7,288 268
American Tower Corp 4,503 889
Big Yellow Group PLC 16,589 223
Broadstone Net Lease Inc 24,924 391
Centuria Industrial REIT 39,166 90
CRE Logistics REIT Inc 60 60
Cromwell European Real Estate Investment Trust 33,900 51
Crown Castle Inc 10,562 1,117
Daiwa House REIT Investment Corp 81 139
Digital Core REIT Management Pte Ltd 90,100 54
Digital Realty Trust Inc 1,523 219
Dream Industrial Real Estate Investment Trust 9,400 92
Equinix Inc 1,194 985
ESR Kendall Square REIT Co Ltd 16,584 54
Extra Space Storage Inc 3,805 559
Gaming and Leisure Properties Inc 12,115 558
Goodman Group 22,695 500
InterRent Real Estate Investment Trust 16,100 161
Invincible Investment Corp 462 208
Invitation Homes Inc 10,788 384
Japan Hotel REIT Investment Corp 462 242
Klepierre SA 7,870 204
Lendlease Global Commercial REIT 117,461 50
Link REIT 70,024 302
Mapletree Industrial Trust 67,300 117
Mercialys SA 40,037 466
Merlin Properties Socimi SA 18,716 201
Minto Apartment Real Estate Investment Trust
(d)
6,200 73
Mitsubishi Estate Logistics REIT Investment Corp 23 59
National Health Investors Inc 4,013 252
National Storage REIT 62,949 98
Nexus Industrial REIT 25,800 146
Plymouth Industrial REIT Inc 3,068 69
Prologis Inc 5,321 693
Rexford Industrial Realty Inc 7,892 397
Sabra Health Care REIT Inc 27,605 408
Safestore Holdings PLC 13,772 131
Segro PLC 26,657 304
Sekisui House Reit Inc 291 156
Stockland 103,895 328
Sun Communities Inc 3,647 469
TF Administradora Industrial S de RL de CV 31,100 85
Ventas Inc 15,283 665
VICI Properties Inc 12,575 375
Welltower Inc 7,447 696
Weyerhaeuser Co 2,762 99
$ 14,522
Transportation - 1.02%
Union Pacific Corp 3,591 883
West Japan Railway Co 29,406 613
$ 1,496
Water - 0.76%
Pennon Group PLC 56,650 463
Severn Trent PLC 13,860 432
United Utilities Group PLC 16,838 219
$ 1,114
TOTAL COMMON STOCKS $ 41,442
PREFERRED STOCKS - 0.32% Shares Held Value (000's)
Electric - 0.32%
Centrais Eletricas Brasileiras SA 1.82% 51,105 $ 476
TOTAL PREFERRED STOCKS $ 476
Total Investments $ 146,795
Other Assets and Liabilities -  0.04% 65
TOTAL NET ASSETS - 100.00% $ 146,860

Schedule of Investments
Principal Real Asset Fund
March 31, 2024
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73 or 0.05% of net assets.
Portfolio Summary
Sector Percent
Financial 35.82%
Consumer, Non-cyclical 21.52%
Energy 20.46%
Utilities 9.06%
Exchange-Traded Funds 3.92%
Materials 3.74%
Basic Materials 2.33%
Industrial 2 .17%
Money Market Funds 0.93%
Consumer, Cyclical 0.01%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 12/21/2023 $ 4,435 $ 4,618 N/A 3.14%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 3,607 90 2.46%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 7,996 8,689 90 5.92%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 5,490 90 3.74%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 04/18/2023 5,981 6,119 N/A 4.17%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 11,114 N/A 7.57%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 5,523 90 3.76%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 6,644 180 4.53%
Hancock Timberland and Farmland Fund, LP
(i)
08/12/2020 - 04/20/2023 13,000 13,210 N/A 8.99%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(j)
06/27/2022 8,000 9,375 90 6.38%
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(k)
02/29/2024 6,000 6,052 90 4.12%
PGIM Real Estate US Debt Fund, LP
(l)
04/30/2021, 06/30/2021 5,315 5,129 N/A 3.49%
UBS AgriVest Farmland Fund
(m)
07/01/2020 - 01/03/2023 5,148 5,879 60 4.00%
UBS Trumbull Property Growth & Income Fund
(n)
07/01/2020 - 12/30/2021 7,190 6,313 60 4.30%
Total $ 97,762 66.57%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(j) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(k) This feeder fund represents an indirect ownership of the IFM Net Zero Infrastructure Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.

Schedule of Investments
Principal Real Asset Fund
March 31, 2024
See accompanying notes.

(l) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(m) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(n) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Financial Highlights
See accompanying notes.

Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL REAL ASSET FUND(c)
Class A shares
March 31, 2024 $ 25.40 $ 0.42 $ 0.06 $ 0.48 ( $ 0.24) ( $ 0.23) $ – ( $ 0.47) $ 25.41
March 31, 2023 28.09 0.63 (1.54) (0.91) (0.41) (1.37) – (1.78) 25.40
March 31, 2022 26.27 0.33 3.34 3.67 (0.37) (1.48) – (1.85) 28.09
March 31, 2021 19.35 0.49 7.18 7.67 (0.52) (0.23) – (0.75) 26.27
March 31, 2020(j) 25.00 0.36 (5.61) (5.25) (0.35) – (0.05) (0.40) 19.35
Class Y shares
March 31, 2024 25.68 0.55 0.07 0.62 (0.30) (0.23) – (0.53) 25.77
March 31, 2023 28.31 0.76 (1.54) (0.78) (0.48) (1.37) – (1.85) 25.68
March 31, 2022 26.42 0.47 3.36 3.83 (0.42) (1.52) – (1.94) 28.31
March 31, 2021 19.39 0.62 7.20 7.82 (0.55) (0.24) – (0.79) 26.42
March 31, 2020(j) 25.00 0.47 (5.64) (5.17) (0.39) – (0.05) (0.44) 19.39
Institutional shares
March 31, 2024 25.48 0.50 0.06 0.56 (0.30) (0.23) – (0.53) 25.51
March 31, 2023 28.15 0.64 (1.46) (0.82) (0.48) (1.37) – (1.85) 25.48
March 31, 2022 26.33 0.42 3.33 3.75 (0.41) (1.52) – (1.93) 28.15
March 31, 2021 19.36 0.56 7.20 7.76 (0.55) (0.24) – (0.79) 26.33
March 31, 2020(j) 25.00 0.41 (5.61) (5.20) (0.39) – (0.05) (0.44) 19.36

Financial Highlights (Continued)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)(b)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.30% (d),(e),(f) $ 930 1.48% (g) 1.44% (g) 1.68% 32.0%
(2.13) (d),(e),(h) 754 1.70 (g) 1.66 (g) 2.41 39.8
12.58 (d),(e),( i ) 372 1.91 (g) 1.88 (g) 1.19 45.4
39.63 (d),(e) 276 1.67 (g) N/A 2.11 56.0
(21.27) (e),(k) 197 1.94 (g),(l) N/A 1.87 (l) 56.8 (l)
2.78 (d),(f) 135,552 0.98 (g) 0.94 (g) 2.19 32.0
(1.62) (d),(h) 148,223 1.24 (g) 1.20 (g) 2.84 39.8
13.13 (d),( i ) 187,063 1.41 (g) 1.38 (g) 1.69 45.4
40.36 (d) 162,855 1.17 (g) N/A 2.61 56.0
(20.98) (k) 98,501 1.43 (g),(l) N/A 2.47 (l) 56.8 (l)
2.60 (d),(f) 10,378 1.18 (g) 1.14 (g) 1.99 32.0
(1.82) (d),(h) 10,753 1.30 (g) 1.26 (g) 2.48 39.8
12.93 (d),( i ) 627 1.63 (g) 1.60 (g) 1.54 45.4
40.06 (d) 277 1.37 (g) N/A 2.41 56.0
(21.10) (k) 197 1.64 (g),(l) N/A 2.17 (l) 56.8 (l)
(a) Calculated based on average shares outstanding during the period.
(b) Excludes interest expense and commitment fees charged on borrowings. See "Operating Policies" in notes to financial statements.
(c) Effective September 1, 2023, Principal Diversified Select Real Asset Fund changed its name to Principal Real Asset Fund.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(f) Total returns calculated using the reported net asset values as of March 31, 2024 are 1.94%, 2.46% and 2.24% for Class A, Class Y and Institutional,
respectively.
(g) Reflects Manager's contractual expense limit.
(h) Total returns calculated using the reported net asset values as of March 31, 2023 are (3.11)%, (2.64)% and (2.80)% for Class A, Class Y and Institutional,
respectively.
( i ) Total returns calculated using the reported net asset values as of March 31, 2022 are  14.32%, 14.86%, and 14.62% for Class A, Class Y, and Institutional,
respectively.
(j) Period from June 25, 2019, date operations commenced, through March 31, 2020.
(k) Total return amounts have not been annualized.
(l) Computed on an annualized basis.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Principal Real Asset Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Principal Real Asset Fund (the “Fund”), including the schedule of investments, as of March 31, 2024, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from June 25, 2019, date operations commenced, through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31,
2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from June 25, 2019, date operations commenced, through March 31, 2020, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, investment manager of the private investment funds and brokers; when replies were not received from brokers or investment managers of the private investment funds, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
May 23 , 2024

Shareholder Expense Example
Principal Real Asset Fund
March 31, 2024 (unaudited)

As a shareholder of Principal Real Asset Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Fund bears directly, the Fund may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Real Asset Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2023 to March
31, 2024 , unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Additional account fees may apply to certain types of investment products which are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the
Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
October 1, 2023
Ending Account
Value
March 31, 2024
Expenses Paid
During Period
October 1,
2023 to March
31, 2024
(a)
Beginning
Account Value
October 1, 2023
Ending Account
Value
March 31, 2024
Expenses Paid
During Period
October 1,
2023 to March
31, 2024
(a)
Annualized
Expense
Ratio
Principal Real Asset Fund
Class A $ 1,000.00 $ 1,039.84 $ 7.29 $ 1,000.00 $ 1,017.85 $ 7.21 1.43%
Class Y 1,000.00 1,042.02 4.75 1,000.00 1,020.35 4.70 0.93
Institutional 1,000.00 1,041.19 5.77 1,000.00 1,019.35 5.70 1.13
Principal Real Asset Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,039.84 7.09 1,000.00 1,018.05 7.01 1.39
Class Y 1,000.00 1,042.02 4.54 1,000.00 1,020.55 4.50 0.89
Institutional 1,000.00 1,041.19 5.56 1,000.00 1,019.55 5.50 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

FUND BOARD OF TRUSTEES AND OFFICERS
The Board of Trustees (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of
1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Audit Committee
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
Member, 15(c) Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services)
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
Member, Nominating and Governance
Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Thomas A. Swank
Board Member since 2024
Member, Operations Committee
1960
Chief Executive Officer and
President, Wellabe (formerly,
American Enterprise Group,
Inc.) (life and health insurance) from 2015-2023
126 Wellabe (formerly, American
Enterprise Group, Inc.) 2015-present
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
President and Chief Executive Officer – Principal
Asset Management
~
SM
since 2024
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management
~
SM
(2023)
Senior Executive Director and Chief Operating
Officer – Principal Asset Management
~
SM
(2019-
2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
Member, Executive Committee
1964
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
George Djurasovic Principal Financial Group*
Vice President and General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management
~
SM
since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Calvin Eib Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1963
Counsel (2021)
Transamerica
Tax Counsel (2016-2021)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Senior Director – Fund Accounting since 2024
Director – Fund Accounting (2016-2024)
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer since 2016
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Senior Director – Fund Administration since 2024
Director – Accounting (2020-2024)
Assistant Director – Accounting (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary– Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Director– Compliance since 2024
Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Senior Director – Fund Tax 2024
Director – Accounting (2019–2024)
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting (2015-2021)

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms (2015-
2021)
Adam U. Shaikh Principal Financial Group*
Vice President and Assistant General Counsel,
and Assistant Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated August 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Real Asset Fund, P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.Principal A M .co m/IntervalProspectuses .
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Federal Income Tax Information
Principa Real Asset Fund
March 31, 2024 (unaudited)

Long-Term Capital Gain Dividends. The Fund distributed long-term capital gain dividends during the fiscal year ended March 31, 2024 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, the Fund may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the Fund designates the following as a percentage of taxable ordinary income distributions* (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2023 :
* For purposes of calculating DRD, "ordinary income distributions" includes ordinary dividend income distribution, short term capital gains distribution, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2023 :
Section 163(j) Interest Dividends. The Fund intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The Fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2023 :
In early 2024 , if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the Fund during the calendar year 2023 via Form 1099.
The Fund will notify shareholders in early 2025 of amounts paid to them by the funds, if any, during the calendar year 2024 .
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the Form 1099-DIV you will receive from the Fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/tax-center
Please consult your tax advisor if you have any questions.
DRD
Principal Real Asset Fund 100.00%
QDI
Principal Real Asset Fund 100.00%
163(j) Interest
Dividends
Principal Real Asset Fund 17.50%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Real
Asset Fund. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2024 Principal Financial Services, Inc. | INF100AR-04 | 05/2024 | 2784330

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 19(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

March 31, 2024 - $110,406
March 31, 2023 - $105,000

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-2. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

March 31, 2024 - $0
March 31, 2023 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

March 31, 2024 - $14,694
March 31, 2023 - $11,539

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds
Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment company that is operated as an interval fund and managed by Principal Global Investors, LLC
1
(the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
  Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 12, 2024).

1
The first such interval fund is the Principal Real Asset Fund; Management, subject to Board approval, may create others, each of which would be formed as a separate trust.

(e) (2) Pre-Approval Waivers.
There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

March 31, 2024 - $244,814
March 31, 2023 - $196,749

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Below are copies of the Registrant’s proxy voting policies and procedures, which consist of the proxy voting policies and procedures of the Registrant’s adviser, Principal Global Investors, LLC (“PGI”), and its sub-advisers.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)
(March 9, 2015)
Revised February 12, 2024
It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.
The adviser or sub-adviser must provide, on a quarterly basis:
II.

Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and
III.

Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.
The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:
IV.

Identification of the issuer of the security;
A.

Exchange ticker symbol of the security;
B.

CUSIP number of the security;
C.

The date of the shareholder meeting;
D.

A brief description of the subject of the vote;
E.

Whether the proposal was put forward by the issuer or a shareholder;
F.

Whether and how the vote was cast; and
B.

Whether the vote was cast for or against management of the issuer.

PROXY VOTING POLICIES AND PROCEDURES

Introduction
Principal Global Investors (1) (“PGI”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, PGI has a fiduciary duty to act in the best interests of its clients. PGI recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, Principal Global Investors’ Proxy Voting Policies and Procedures (the “Policy”) is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non-US issuers on behalf of PGI’s clients who have delegated such authority and discretion.

Effective January 1, 2021, Finisterre Investment Teams adopted the policies and procedures in the Adviser’s compliance manual except for the following proxy policies and procedures. Finisterre Investment Teams will continue to follow the previously adopted proxy policies and procedures until amended. Please see the Appendix to the compliance manual for Finisterre specific proxy policies and procedures.
Relationship between Investment Strategy, ESG and Proxy Voting
PGI has a fiduciary duty to make investment decisions that are in its clients’ best interests by maximizing the value of their shares. Proxy voting is an important part of this process through which PGI can support strong corporate governance structures, shareholder rights and transparency. PGI also believes a company’s positive environmental, social and governance (“ESG”) practices may influence the value of the company, leading to long-term shareholder value. PGI may take these factors into considerations when voting proxies in its effort to seek the best outcome for its clients. PGI believes that the integration of consideration of ESG practices in PGI’s investment process helps identify sources of risk that could erode the long-term investment results it seeks on behalf of its clients. From time to time, PGI may work with various ESG-related organizations to engage issuers or advocate for greater levels of disclosure.
Roles and Responsibilities
Role of the Proxy Voting Committee
PGI’s Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from PGI Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the PGI’s clients (collectively, “Authorized Persons”).
The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.
Role of Portfolio Management
While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, PGI may vote differently on the same matter for different accounts as determined by each investment team.
Proxy Voting Guidelines
The Proxy Voting Committee, on an annual basis, or more frequently as needed, will direct each investment team to review draft proxy voting guidelines recommended by the Committee (“Draft Guidelines”). The Proxy Voting Committee will collect the reviews of the Draft Guidelines to determine whether any investment teams have positions on issues that deviate from the Draft Guidelines. Based on this review, PGI will adopt proxy voting guidelines. Where an investment team has a position which deviates from the Draft Guidelines, an alternative set of guidelines for that investment team may be created. Collectively, these guidelines will constitute PGI’s current Proxy Voting Guidelines and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A (Base) and Exhibit B (Sustainable) to the Policy sets forth the current Guidelines.

There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct PGI to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, PGI may deviate from the Guidelines on an exception basis if the investment team or PGI has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.

The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, PGI will consider the relevant facts and circumstances of a particular vote and then vote in a manner PGI believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client.
Use of Proxy Advisory Firms
PGI has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom PGI has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although PGI has retained the Proxy Advisory Firm for Proxy Voting Services, PGI remains responsible for proxy voting decisions. PGI has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support the PGI’s voting in accordance with this Policy.
Oversight of Proxy Advisory Firms
Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by PGI, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of PGI’s clients, and consistent with the PGI’s voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by PGI are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to PGI; (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that PGI consider material to Proxy Voting Services provided to PGI, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify PGI if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, PGI may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.
Procedures for Voting Proxies
To increase the efficiency of the voting process, PGI utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians. PGI instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides PGI with research related to each resolution.
PGI analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct PGI to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. PGI may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.
PGI seeks to vote (or refrain from voting) proxies for its clients in a manner that PGI determines is in the best interests of its clients, which may include both considering both the effect on the value of the client’s investments and ESG factors. In some cases, PGI may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. PGI may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of PGI, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines
Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to PGI Compliance to approve and once approved administered by PGI Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting authority. In certain cases, a client may have elected to have PGI administer a custom policy which is unique to the Client. If PGI is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.
Procedures for Proxy Issues Outside the Guidelines
To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from PGI. PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting discretion, which shall include instances where issues fall outside the Guidelines.
Securities Lending
Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform PGI as part of their contract with PGI if they require PGI to take actions in regard to voting securities that have been lent. If not commemorated in such agreement, PGI will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.

In the case of lending, PGI maintains one share for each company security out on loan by the client. PGI will vote the remaining share in these circumstances.

In cases where PGI does not receive a solicitation or enough information within a sufficient time (as reasonably determined by PGI) prior to the proxy-voting deadline, PGI or the Proxy Advisory Firm may be unable to vote.
Regional Variances in Proxy Voting
PGI utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by PGI that the anticipated economic benefit outweighs the expected cost of voting. PGI intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by-case basis. In doing so, PGI shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. PGI periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect PGI’s determinations and procedures.
Conflicts of Interest
PGI recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when PGI encounters a potential conflict to ensure that PGI’s voting decisions are based on maximizing shareholder value and are not the product of a conflict.
Addressing Conflicts of Interest – Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to PGI Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. PGI Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.

If PGI Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.

In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:
•

The percentage of outstanding securities of the issuer held on behalf of clients by PGI;
•

The nature of the relationship of the issuer with the PGI, its affiliates or its executive officers;
•

Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
•

Whether the direction of the proposed vote would appear to benefit PGI or a related party; and/or
•

Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. PGI Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.

Availability of Proxy Voting Information and Recordkeeping
Disclosure
On a quarterly basis, PGI publicly discloses on our website https://
www.principalglobal.com/eu/about-us/responsible-
investing a voting report setting forth the manner in which votes were cast, including details related to (i) votes against management, and (ii) abstentions. For more information, Clients may contact PGI for more information related to how PGI has voted with respect to securities held in the Client’s account. On request, PGI will provide clients with a summary of PGI’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. PGI will also include such information described in the preceding two sentences in Part 2A of its Form ADV.
Recordkeeping
PGI will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and PGI’s responses (whether a client’s request was oral or in writing); (vi) any documents prepared by PGI that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by PGI as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to PGI; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

(1) These policies and procedures apply to Principal Global Investors, LLC, Principal Real Estate Investors, LLC, Principal Global Investors (Hong Kong) Limited and any affiliates which have entered into participating affiliate agreements with the aforementioned managers.

Appendix

-

Proxy

Voting

Policy

and

Procedures

I.

STATEMENT
OF
POLICY

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.
The Firm generally retains proxy-voting authority with respect to securities purchased for its clients.
Under
such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.

II.

USE
OF
THIRD-PARTY
PROXY
VOTING
SERVICE

The
Firm
has
entered
into
an
agreement
with
Broadridge
Investor
Communication
Solutions, Inc . (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.

Broadridge executes,
monitors and
records the proxies according
to
the instructions
of the Firm.
The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be
voted in the best interests
of
the Clients. These
recommendations
are
integrated
into
the
voting
platform
set
up
by
the
Proxy
Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.

The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research.
In assessing whether a proxy voting service is independent (as defined by the
SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.

At a minimum annually, or more frequently as deemed necessary, Compliance will ensure that a review of
the
independence and impartiality
of
the Proxy Voting Service is
carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment.
Compliance will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm’s policies and procedures as necessary.

Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service.
If a proxy is received by anyone in the Firm they must immediately inform the Compliance and work with Compliance to ensure that it is promptly forwarded to the Proxy Voting Service.
In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm’s clients for the Firm to vote the proxy, the Firm’s general proxy-voting procedures are required to be followed, as follows.

Compliance
will
require
that:

1.

the recipient of the proxy will forward a copy to Compliance; who will keep a copy of each proxy received;

2.

if the recipient is not the
Portfolio
Manager responsible for
voting the proxy
on behalf of the Firm, s/he will forward a copy to such Portfolio manager;

3.

the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to Compliance;

4.

Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service’s recommendation or vote the proxy directly.
The Portfolio Manager will send his/her decision on how the Firm should vote a proxy to the Proxy Voting Service, in a timely and appropriate manner.
It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm’s proxy voting records.

III.

VOTING
GUIDELINES

To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm’s duty.. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm’s clients.

IV.

DISCLOSURE

A.

The Firm will disclose in its Form ADV Part 2 that clients may contact the Chief Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of these policies and procedures.
If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client’s proxy.

B.

A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated.
Compliance will arrange for a copy of this summary to be sent to all existing clients.

V.

POTENTIAL
CONFLICTS
OF
INTEREST

A.
In the event that the Firm is directly voting a proxy, Compliance will examine conflicts that exist between
the
interests
of
the Firm and
its clients.
This
examination
will
include a
review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any
of
the
issuer’s
affiliates
to
determine
if
the
issuer
is
a
client
of
the
Firm
or
an
affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the
Firm.

B
If,
as
a
result
of
Compliance’s
examination,
a
determination
is
made
that
a
material
conflict
of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client.
If the proxy involves a
matter
covered
by
the
voting
guidelines and
factors
described
above,
the
Firm will generally vote the proxy as specified above.
Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.

The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves
In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves.

Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.

VI.		PROXY RECORDKEEPING

Compliance will maintain files relating to the Firm’s proxy voting procedures in an easily accessible place.
(Under the services contract between the Firm and its Proxy Voting
Service, the Proxy Voting Service will maintain
the Firm’s proxy-voting records).
Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm.
Records of the following will be included in the files:

	1.	Copies of these proxy voting policies and procedures, and any amendments thereto;
	2.	A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);
	3.	A record of each vote that the Firm casts;
4.
A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm’s general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and

5.
A
copy
of
each
written
client
request
for
information
on
how
the
Firm
voted
such
client’s
proxies,
and
a
copy
of
any
written
response
to
any
(written
or
oral)
client
request
for information on how the Firm voted its proxies.

ClearBridge
Investments

Proxy
Voting
Policy
February
2023

ClearBridge
Investments
Limited
(CIL)
ClearBridge
RARE
Infrastructure
International
Pty
Limited
(CBI
RIIPL) ClearBridge Investments (North America) Pty Limited (CINA)
(the
above
entities
are
referred
to
as
“ClearBridge”
for
the
purposes
of
this
policy. ClearBridge and ClearBridge Investments, LLC. are collectively referred to as “ClearBridge Investments”.)

Document
Owner:
Head
of
Legal,
Risk
&
Compliance

This document is confidential and is only intended for the purposes of the above entities. This document may only be provided to third parties with the express prior
written
approval
of
the
Head
of
Legal,
Risk
&
Compliance.
No
recipient
is
authorised
to
pass
this
document
or
its
contents
on
to
any
other
person
whatsoever
or
reproduce
it
by
any
means.
All
intellectual
property
contained
in
this
document
remains
the
property
of
the
above
entities
and
any
rights
in
relation
to
this

1
intellectual
property
are
not
intended
to
be
diluted
by
the
distribution
of
this
document.

CLEARBRIDGE
INVESTMENTS
PROXY
VOTING
POLICIES
AND
PROCEDURES

I.

Types
of
Accounts
for
Which
ClearBridge
Votes
Proxies

II.

General
Guidelines

III.

How
ClearBridge
Votes

IV.

Conflicts
of
Interest

A.

Procedures
for
Identifying
Conflicts
of
Interest

B.

Procedures
for
Assessing
Materiality
of
Conflicts
of
Interest
and
for
Addressing
Material
Conflicts
of
Interest

C.

Third
Party
Proxy
Voting
Firm
-
Conflicts
of
Interest

V.

Voting
Policy

A.

Election
of
Directors

B.

Proxy
Contests

C.

Auditors

D.

Proxy
Contest
Defenses

E.

Tender
Offer
Defenses

F.

Miscellaneous
Governance
Provisions

G.

Capital
Structure

H.

Executive
and
Director
Compensation

I.

State/Country
of
Incorporation

J.

Mergers
and
Corporate
Restructuring

K.

Social
and
Environmental
Issues

L.

Miscellaneous

VI.

Other
Considerations

A.

Share
Blocking

B.

Securities
on
Loan

VII.

Disclosure
of
Proxy
Voting

VIII.

Recordkeeping
and
Oversight

Proxy
Voting
Policies
and
Procedures
I.

TYPES
OF
ACCOUNTS
FOR
WHICH
CLEARBRIDGE
VOTES
PROXIES

ClearBridge votes proxies for each client for which it has investment discretion unless the investment management agreement provides that the client or other authorized party (e.g., a trustee or named fiduciary of a plan) is responsible for voting proxies.

II.

GENERAL
GUIDELINES

In voting proxies, we are guided by general fiduciary principles.
Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage.
We attempt to provide for the consideration of all factors that could affect the value of the
investment
and
will
vote
proxies
in
the
manner
that
we
believe
will
be
consistent
with
efforts
to
maximize
shareholder
values.

III.

HOW
CLEARBRIDGE
VOTES

Section V of these policies and procedures sets forth certain stated positions.
In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position.
In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a
case-by-case basis in accordance with the
general principles set forth above.
In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above.
We
may utilize
an
external
service
provider
to
provide
us
with
information
and/or
a
recommendation
with
regard
to
proxy
votes
but
we
are
not required
to
follow
any
such
recommendations.
The
use
of
an
external
service
provider
does
not
relieve
us
of
our
responsibility
for
the proxy
vote.

For
routine
matters, we
usually vote
according to our
policy or
the
external
service
provider’s
recommendation, although we
are not obligated to do so and each individual portfolio management team may vote contrary to our policy or the recommendation of the external service
provider.
If
a
matter
is
non-routine,
e.g.,
management’s
recommendation
is
different
than
that
of
the
external
service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate
Investment
teams.
Different
Investment
teams
may
vote
differently
on
the
same
issue,
depending
upon
their
assessment of clients’ best interests.

ClearBridge’s
policies
are
reviewed
annually,
and
its
proxy
voting
process
is
overseen
and
coordinated
by
its
Proxy
Committee.

IV.

CONFLICTS OF
INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A.

Procedures
for
Identifying
Conflicts
of
Interest

ClearBridge
relies
on
the
following
to
seek
to
identify
conflicts
of
interest
with
respect
to
proxy
voting:

1.

ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another
Franklin Resources, Inc. (Franklin) business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s Chief Compliance Officer.

2.

ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to- date list
of
all
client
relationships
that
have
historically
accounted
for
or
are
projected
to
account
for
greater
than
1%
of ClearBridge’s net revenues.

3.

As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Franklin unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Franklin affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an
independent
business
unit
from
other
Franklin
business
units
and
because
of
the
existence
of
informational

barriers between ClearBridge and certain other
Franklin
business units.
As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Franklin business unit or non-ClearBridge Franklin officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.

A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel.
ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B.

Procedures
for
Assessing
Materiality
of
Conflicts
of
Interest
and
for
Addressing
Material
Conflicts
of
Interest

1.

ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.

All
conflicts
of
interest
identified
pursuant
to
the
procedures
outlined
in
Section IV.
A.
must
be
brought
to
the
attention of the Proxy Committee for resolution.
A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.

The Proxy Committee will determine whether a conflict of interest is material.
A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy.
All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.

If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.

If
it
is
determined
by
the
Proxy Committee
that
a
conflict
of
interest
is
material, the
Proxy Committee
will
determine
an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

•

disclosing
the
conflict
to
clients
and
obtaining
their
consent
before
voting;
•

suggesting
to
clients
that
they
engage
another
party
to
vote
the
proxy
on
their
behalf;
•

in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or
•

such
other
method
as
is
deemed
appropriate
given
the
particular
facts
and
circumstances,
including
the importance of the proxy issue, the nature of the conflict of interest, etc.
*

A
written
record
of
the
method
used
to
resolve
a
material
conflict
of
interest
shall
be
maintained.

C.

Third
Party
Proxy
Voting
Firm
-
Conflicts
of
Interest

With respect to a third-party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies,
procedures
and
practices
with
respect
to
the
disclosure
and
handling
of
conflicts
of
interest.

*
Especially in the case of an
apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that
ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

V.

VOTING
POLICY

These
are
policy
guidelines
that
can
always
be
superseded,
subject
to
the
duty
to
act
solely
in
the
best
interest
of
the
beneficial
owners of
accounts,
by
the
investment
management
professionals
responsible
for
the
account
holding
the
shares
being
voted.
There
may
be occasions when different Investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting
Guidelines,
which
ISS
represents
to
be
fully
consistent
with
AFL-CIO
guidelines.

A.

Election
of
Directors

1.

Voting
on
Director
Nominees
in
Uncontested
Elections

a.

We
withhold
our
vote
from
a
director
nominee
who:

•

attended
less
than

percent
of
the
company’s
board
and
committee
meetings
without
a
valid
excuse
(illness, service to the nation/local government, work on behalf of the company)
•

received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why
•

is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms
•

is
a
member
of
the
company’s
compensation
committee
if
the
compensation
committee
ignore
a
say
on
pay proposal that a majority of shareholders opposed
•

is
a
member
of
the
company’s
nominating
committee
and
there
is
no
gender
diversity
on
the
board
(or
those currently proposed for election to the board do not meet that criterion).
•

is a member of the company’s nominating committee and
there is no racial/ethnic diversity on the
board (or those currently proposed for election to the board do not meet that criterion).
1

b.

We
vote
on
a
case-by-case
basis
in
the
following
circumstances:

•

Significant
Greenhouse
Gas
(GHG)
Emitters
-
we
will
generally
vote
against
the
Chair
of
the
board
and
the
Chair
of
the responsible
committee
for
companies
that
are
significant
GHG
emitters
in
cases
where
the
company
is
not
taking
the minimum
steps
needed
to
understand,
assess,
and
mitigate
risks
related
to
climate
change
to
the
company
and
the larger economy. Minimum steps include detailed disclosure of climate-related risks, such as the Task Force on Climate-related
Financial
Disclosures
(TCFD);
and,
at
this
time,
“appropriate”
GHG
emissions
reductions
targets
(i.e., short- term
and
medium-term
GHG
reduction
targets
or
net
zero
by
2050
GHG
reduction
targets).

•

Lack
of
Progress
Towards
Addressing
Emissions
-
we
may
decide
to
vote
against
the
Chair
of
the
board
and
relevant Directors in connection with our net zero commitment if we determine that insufficient progress has been made towards addressing
emissions.
Such
a
vote
against
the
Chair
and
Directors
would
be
one
of
the
final
steps
in
our
net zero escalation policy. A vote against the Chair and Directors would only be considered after extensive direct engagement with the company and where there is insufficient progress being made via engagement after several years.
This
vote
would
be
placed
on
an
ad
hoc
basis
and
only
upon
our
specific
request.

c.

We
vote
for
all
other
director
nominees.
2.

Chairman
and
CEO
is
the
Same
Person

We
vote
on
a
case-by-case
basis
on
shareholder
proposals
that
would require
the
positions
of
the
Chairman
and
CEO
to be
held
by
different
persons.
We
would
generally vote
FOR such
a
proposal
unless
there
are
compelling reasons
to
vote against the proposal, including:
•

designation
of
a
lead
director
•

majority
of
independent
directors
(supermajority)
•

all
independent
key
committees
•

size
of
the
company
(based
on
market
capitalization)
•

established
governance
guidelines
•

company
performance

1
This
position
only
applies
to
Anglo
markets
which
is
defined
as
US,
Canada,
UK,
Ireland,
Australia
and
New
Zealand.

3.

Majority
of
Independent
Directors

a.

We
vote
for
shareholder
proposals
that
request
that
the
board
be
comprised
of
a
majority
of
independent
directors. Generally, that would require that the director have no connection to the company other than the board seat.
In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we
consider
certain
factors
including,
but
not
necessarily
limited
to,
the
following:
whether
the
director or
his/her
company
provided
professional
services
to
the
company
or
its
affiliates
either
currently
or
in
the
past
year; whether the director has any transactional relationship with the company; whether the director is a significant customer
or
supplier
of
the
company;
whether
the
director
is
employed by
a
foundation
or
university that
received
significant
grants
or endowments
from
the
company or
its
affiliates;
and
whether
there
are interlocking directorships.

b.

We
vote
for
shareholder
proposals
that
request
that
the
board
audit,
compensation
and/or
nominating
committees include independent directors exclusively.

4.

Stock
Ownership
Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.

Term
of
Office

We
vote
against
shareholder
proposals
to
limit
the
tenure
of
independent
directors.

6.

Director
and
Officer
Indemnification
and
Liability
Protection

a.

Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b.

We vote for proposals to limit and against proposals
to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c.

We vote against indemnification proposals
that would expand coverage beyond just legal
expenses
to acts, such as negligence,
that
are
more
serious
violations
of
fiduciary
obligations
than
mere
carelessness.

d.

We
vote
for
only
those
proposals
that
provide
such
expanded
coverage
noted
in
subparagraph
3
above
in
cases
when a
director's
or
officer's
legal
defense
was
unsuccessful
if:
(1)
the
director
was
found
to
have
acted
in
good
faith
and
in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

7.

Director
Qualifications

a.

We vote case-by-case on proposals that establish or amend director qualifications.
Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.

We
vote
against
shareholder
proposals
requiring
two
candidates
per
board
seat.

B.

Proxy
Contests

1.

Voting
for
Director
Nominees
in
Contested
Elections

We
vote
on
a
case-by-case
basis
in
contested
elections
of
directors.
Considerations
include:
chronology
of
events
leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely
of
independent
outsiders;
discussion
with
the
respective
Portfolio
Manager(s).

2.

Reimburse
Proxy
Solicitation
Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include:
identity
of
persons
who
will
pay
solicitation
expenses;
cost
of
solicitation;
percentage
that
will
be paid to proxy solicitation firms.

C.

Auditors

1.

Ratifying
Auditors

We
vote
for
proposals
to
ratify
auditors,
unless
an
auditor
has
a
financial
interest
in
or
association
with
the
company,
and is
therefore
not
independent;
or
there
is
reason
to
believe
that
the
independent
auditor
has
rendered
an
opinion
that
is neither
accurate
nor
indicative
of
the
company's
financial
position
or
there
is
reason
to
believe
the
independent
auditor has not followed the highest level of ethical conduct.
Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such
auditors
to
lose
their
independence
under
applicable
laws,
rules
and
regulations.

2.

Financial
Statements
and
Director
and
Auditor
Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management
and
supervisory
board
members,
unless
there
is
concern
about
the
past
actions
of
the
company’s
auditors or
directors.

3.

Remuneration
of
Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.

Indemnification
of
Auditors

We
vote
against
proposals
to
indemnify
auditors.

D.

Proxy
Contest
Defenses

1.

Board
Structure:
Staggered
vs.
Annual
Elections

a.

We
vote
against
proposals
to
classify
the
board.

b.

We
vote
for
proposals
to
repeal
classified
boards
and
to
elect
all
directors
annually.

2.

Shareholder
Ability
to
Remove
Directors

a.

We
vote
against
proposals
that
provide
that
directors
may
be
removed
only
for
cause.

b.

We
vote
for
proposals
to
restore
shareholder
ability
to
remove
directors
with
or
without
cause.

c.

We
vote
against
proposals
that
provide
that
only
continuing
directors
may
elect
replacements
to
fill
board
vacancies.

d.

We
vote
for
proposals
that
permit
shareholders
to
elect
directors
to
fill
board
vacancies.

3.

Cumulative
Voting

a.

If
plurality
voting
is
in
place
for
uncontested
director
elections,
we
vote
for
proposals
to
permit
or
restore
cumulative
voting.

b.

If
majority
voting
is
in
place
for
uncontested
director
elections,
we
vote
against
cumulative
voting.

c.

If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting
are
on
the
same
slate,
we
vote
for
majority
voting
and
against
cumulative
voting.

4.

Majority
Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors
need
to
be
elected
with
an
affirmative
majority
of
the
votes
cast,
provided
that
it
does
not
conflict
with
the state law where the company is incorporated.
In addition, all resolutions need to provide for a carve-out for a plurality vote standard
when
there
are
more
nominees
than
board
seats
(i.e.
contested
election).
In
addition,
ClearBridge
strongly encourages
companies
to
adopt
a
post-election
director
resignation
policy
setting
guidelines
for
the
company
to
follow
to promptly address situations involving holdover directors.

5.

Shareholder
Ability
to
Call
Special
Meetings

a.

We
vote
against
proposals
to
restrict
or
prohibit
shareholder
ability
to
call
special
meetings.

b.

We
vote
for
proposals
that
provide
shareholders
with
the
ability
to
call
special
meetings,
taking
into
account
a minimum
ownership
threshold
of
10
percent
(and
investor
ownership
structure,
depending
on
bylaws).

6.

Shareholder
Ability
to
Act
by
Written
Consent

a.

We
vote
against
proposals
to
restrict
or
prohibit
shareholder
ability
to
take
action
by
written
consent.

b.

We
vote
for
proposals
to
allow
or
make
easier
shareholder
action
by
written
consent.

7.

Shareholder
Ability
to
Alter
the
Size
of
the
Board

a.

We
vote
for
proposals
that
seek
to
fix
the
size
of
the
board.

b.

We
vote
against
proposals
that
give
management
the
ability
to
alter
the
size
of
the
board
without
shareholder
approval.

8.

Advance
Notice
Proposals

We
vote
on
advance
notice
proposals
on
a
case-by-case
basis,
giving
support
to
those
proposals
which
allow
shareholders to
submit
proposals
as
close
to
the
meeting
date
as
reasonably
possible
and
within
the
broadest
window
possible.

9.

Amendment
of
By-
Laws

a.

We
vote
against
proposals
giving
the
board
exclusive
authority
to
amend
the
by-laws.

b.

We
vote
for
proposals
giving
the
board
the
ability
to
amend
the
by-laws
in
addition
to
shareholders.

10.

Article
Amendments
(not
otherwise
covered
by
ClearBridge
Proxy
Voting
Policies
and
Procedures)
We
review
on
a
case-by-case
basis
all
proposals
seeking
amendments
to
the
articles
of
association.
We vote for article amendments if:
•

shareholder
rights
are
protected;
•

there
is
negligible
or
positive
impact
on
shareholder
value;
•

management
provides
adequate
reasons
for
the
amendments;
and
•

the
company
is
required
to
do
so
by
law
(if
applicable).

E.

Tender
Offer
Defenses

1.

Poison
Pills

a.

We
vote
for
shareholder
proposals
that
ask
a
company
to
submit
its
poison
pill
for
shareholder
ratification.

b.

We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill.
Considerations include:
when
the
plan
was
originally
adopted;
financial
condition
of
the
company;
terms
of
the
poison
pill.

c.

We vote on a case-by-case basis on management proposals to ratify a poison pill.
Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature
-10%
of
the
shares
may
call
a
special
meeting
or
seek
a
written
consent
to
vote
on
rescinding
the rights
plan.

2.

Fair
Price
Provisions

a.

We
vote
for
fair
price
proposals,
as
long
as
the
shareholder
vote
requirement
embedded
in
the
provision
is
no
more than a majority of disinterested shares.

b.

We
vote
for
shareholder
proposals
to
lower
the
shareholder
vote
requirement
in
existing
fair
price
provisions.

3.

Greenmail

a.

We
vote
for
proposals
to
adopt
anti-greenmail
charter
or
bylaw
amendments
or
otherwise
restrict
a
company's
ability
to make greenmail payments.

b.

We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.

Unequal
Voting
Rights

a.

We
vote
against
dual
class
exchange
offers.

b.

We
vote
against
dual
class
re-capitalization.

5.

Supermajority
Shareholder
Vote
Requirement
to
Amend
the
Charter
or
Bylaws

a.

We
vote
against
management
proposals
to
require
a
supermajority
shareholder
vote
to
approve
charter
and
bylaw
amendments.

b.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.

Supermajority
Shareholder
Vote
Requirement
to
Approve
Mergers

a.

We
vote
against
management
proposals
to
require
a
supermajority
shareholder
vote
to
approve
mergers
and
other significant business combinations.

b.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.

White
Knight/Squire
Placements

We
vote
for
shareholder
proposals
to
require
approval
of
blank
check
preferred
stock
issues.

F.

Miscellaneous
Governance
Provisions

1.

Confidential
Voting

a.

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators
and
use
independent
inspectors
of
election
as
long
as
the
proposals
include
clauses
for
proxy
contests
as follows:
in
the
case
of
a
contested
election,
management
is
permitted
to
request
that
the
dissident
group
honor
its confidential voting policy.
If the dissidents agree, the policy remains in place.
If the dissidents do not agree, the confidential voting policy is waived.

b.

We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1. above.

2.

Equal
Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material
in
order
to
evaluate
and
propose
voting
recommendations
on
proxy
proposals
and
director
nominees,
and in order to nominate their own candidates to the board.

3.

Bundled
Proposals

We
vote
on
a
case-by-case
basis
on
bundled
or
"conditioned"
proxy
proposals.
In
the
case
of
items
that
are
conditioned upon each other, we examine the benefits and costs of the packaged items.
In instances when the joint effect of the conditioned
items
is
not
in
shareholders'
best
interests
and
therefore
not
in
the
best
interests
of
the
beneficial
owners
of accounts,
we
vote
against
the
proposals.
If
the
combined
effect
is
positive,
we
support
such
proposals.

4.

Shareholder
Advisory
Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale
and
cost
to
the
firm
to
form
such
a
committee.
We
generally
vote
against
such
proposals
if
the
board
and
key nominating
committees
are
comprised
solely
of
independent/outside
directors.

5.

Other
Business

We
vote
for
proposals
that
seek
to
bring
forth
other
business
matters.

6.

Adjourn
Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.

Lack
of
Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.

Capital
Structure

1.

Common
Stock
Authorization

a.

We
vote
on
a
case-by-case
basis
on
proposals
to
increase
the
number
of
shares
of
common
stock
authorized
for
issue,
except as described in paragraph 2 below.

b.

Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•

company
has
already
issued
a
certain
percentage
(i.e.,
greater
than
50%)
of
the
company's
allotment
•

the proposed increase is reasonable (i.e., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

c.

We
vote
on
a
case-by-case
basis,
based
on
the
input
of
affected
Portfolio
Managers,
if
holding
is
greater
than
1%
of an
account.

2.

Stock
Distributions:
Splits
and
Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.

Reverse
Stock
Splits

We
vote
for
management
proposals
to
implement
a
reverse
stock
split,
provided
that
the
reverse
split
does
not
result
in an
increase
of
authorized
but
unissued
shares
of
more
than
100%
after
giving
effect
to
the
shares
needed
for
the
reverse
split.

4.

Blank
Check
Preferred
Stock

a.

We
vote
against
proposals
to
create,
authorize
or
increase
the
number
of
shares
with
regard
to
blank
check
preferred stock
with
unspecified
voting,
conversion,
dividend
distribution
and
other
rights.

b.

We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.

We
vote
for
proposals
to
authorize
preferred
stock
in
cases
where
the
company
specifies
the
voting,
dividend, conversion,
and
other
rights
of
such
stock
and
the
terms
of
the
preferred
stock
appear
reasonable.

d.

We
vote
for
proposals
requiring
a
shareholder
vote
for
blank
check
preferred
stock
issues.

5.

Adjust
Par
Value
of
Common
Stock

We
vote
for
management
proposals
to
reduce
the
par
value
of
common
stock.

6.

Preemptive
Rights

a.

We
vote
on
a
case-by-case
basis
for
shareholder
proposals
seeking
to
establish
them
and
consider
the
following
factors:

•

size
of
the
Company
•

characteristics
of
the
size
of
the
holding
(holder
owning
more
than
1%
of
the
outstanding
shares)
•

percentage
of
the
rights
offering
(rule
of
thumb
less
than
5%).

b.

We
vote
on
a
case-by-case
basis
for
shareholder
proposals
seeking
the
elimination
of
pre-emptive
rights.

7.

Debt
Restructuring

We
vote
on
a
case-by-case
basis
for
proposals
to
increase
common
and/or
preferred
shares
and
to
issue
shares
as
part
of a
debt-restructuring
plan.
Generally,
we
approve
proposals
that
facilitate
debt
restructuring.

8.

Share
Repurchase
Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.

Dual-Class
Stock

We vote for proposals to eliminate dual-class structures, unless a company has a stated policy that stipulates that the dual class structure will be eliminated in a period not to exceed 5 years from its initial public offering.

10.

Issue
Stock
for
Use
with
Rights
Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.

Debt
Issuance
Requests

When
evaluating
a
debt
issuance
request,
the
issuing
company’s
present
financial
situation
is
examined.
The
main
factor for
analysis
is
the
company’s
current
debt-to-equity
ratio,
or
gearing
level.
A
high
gearing
level
may
incline
markets
and financial
analysts
to
downgrade
the
company’s
bond
rating,
increasing
its
investment
risk
factor
in
the
process.
A
gearing level up to 100 percent is considered acceptable.

We
vote
for
debt
issuances
for
companies
when
the
gearing
level
is
between
zero
and
100
percent.

We
view
on
a
case-by-case
basis
proposals where
the
issuance
of
debt
will
result
in
the gearing level
being
greater
than 100
percent.
Any
proposed
debt
issuance
is
compared
to
industry
and
market
standards.

12.

Financing
Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.

Executive
and
Director
Compensation

In
general,
we
vote
for
executive
and
director
compensation
plans,
with
the
view
that
viable
compensation
programs
reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value.
Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in
some
cases
we
would
vote
against
a
plan
deemed
unnecessary.

1.

OBRA-Related
Compensation
Proposals

a.

Amendments
that
Place
a
Cap
on
Annual
Grant
or
Amend
Administrative
Features

We
vote
for
plans
that
simply amend shareholder-approved plans
to include
administrative
features
or place
a
cap on
the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue
Code.

b.

Amendments
to
Added
Performance-Based
Goals

We
vote
for
amendments
to
add
performance
goals
to
existing
compensation
plans
to
comply
with
the
provisions
of Section 162(m) of the Internal Revenue Code.

c.

Amendments
to
Increase
Shares
and
Retain
Tax
Deductions
Under
OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under
the
provisions
of
Section
162(m)
the
Internal
Revenue
Code.

d.

Approval
of
Cash
or
Cash-and-Stock
Bonus
Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.

Expensing
of
Options

We
vote
for
proposals
to
expense
stock
options
on
financial
statements.

3.

Shareholder
Proposals
to
Limit
Executive
and
Director
Pay

a.

We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure.
We vote for such proposals if additional disclosure
is
relevant
to
shareholder’s
needs
and
would
not
put
the
company
at
a
competitive
disadvantage
relative to its industry.

b.

We
vote
on
a
case-by-case
basis
on
all
other
shareholder
proposals
that
seek
to
limit
executive
and
director
pay.

4.

Reports
to
Assess
the
Feasibility
of
Including
Sustainability
as
a
Performance
Metric

We
vote
in
favor
of
non-binding
proposals
for
reports
on
the
feasibility
of
including
sustainability
as
a
performance
metric for senior executive compensation.

We have a policy of voting to reasonably limit the level
of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation.
For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10%
of fully diluted shares).
In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms).
Other considerations would include, without limitation, the following:

•

compensation
committee
comprised
of
independent
outside
directors
•

maximum
award
limits
•

repricing
without
shareholder
approval
prohibited
•

3-year
average
burn
rate
for
company
•

plan
administrator
has
authority
to
accelerate
the
vesting
of
awards
•

shares
under
the
plan
subject
to
performance
criteria.

5.

Golden
Parachutes

a.

We
vote
for
shareholder
proposals
to
have
golden
parachutes
submitted
for
shareholder
ratification.

b.

We vote
on a case-by-case
basis
on all
proposals
to ratify or
cancel
golden parachutes.
Considerations
include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.

Golden
Coffins

a.

We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries or pay premiums in respect to any life insurance policy covering a senior executive’s life
(“golden
coffin”).
We
carve
out
benefits
provided
under
a
plan,
policy
or
arrangement
applicable
to
a broader
group
of
employees,
such
as
offering
group
universal
life
insurance.

b.

We
vote for shareholder
proposals
that request shareholder
approval
of survivor
benefits
for
future
agreements
that,
following
the
death
of
a
senior
executive,
would
obligate
the
company
to
make
payments
or
awards
not
earned.

7.

Anti-Tax
Gross-up
Policy

a.

We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.

We
vote
against
proposals
where
a
company will
make,
or
promise
to
make,
any
tax
gross-up
payment
to
its
senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.

Employee
Stock
Ownership
Plans
(ESOPs)

We
vote
for
proposals
that
request
shareholder
approval
in
order
to
implement
an
ESOP
or
to
increase
authorized
shares for
existing
ESOPs,
except
in
cases
when
the
number
of
shares
allocated
to
the
ESOP
is
"excessive"
(i.e.,
generally
greater than five percent of outstanding shares).

9.

Employee
Stock
Purchase
Plans

a.

We
vote
for
qualified
plans
where
all
of
the
following
apply:

•

the
purchase
price
is
at
least

percent
of
fair
market
value
•

the
offering
period
is
27
months
or
less
•

the
number
of
shares
allocated
to
the
plan
is
five
percent
or
less
of
outstanding
shares.

If
the
above
do
not
apply,
we
vote
on
a
case-by-case
basis.

b.

We
vote
for
non-qualified
plans
where
all
of
the
following
apply:

•

all
employees
of
the
company
are
eligible
to
participate
(excluding
5
percent
or
more
beneficial
owners)
•

there
are
limits
on
employee
contribution
(ex:
fixed
dollar
amount).
•

there
is
a
company
matching
contribution
with
a
maximum
of
25
percent
of
an
employee’s
contribution
•

there
is
no
discount
on
the
stock
price
on
purchase
date
(since
there
is
a
company
match).

If
the
above
do
not
apply,
we
vote
against
the
non-qualified
employee
stock
purchase
plan.

10.

401(k)
Employee
Benefit
Plans

We
vote
for
proposals
to
implement
a
401(k)
savings
plan
for
employees.

11.

Stock
Compensation
Plans

a.

We
vote
for
stock
compensation
plans
which
provide
a
dollar-for-dollar
cash
for
stock
exchange.

b.

We
vote
on
a
case-by-case
basis
for
stock
compensation
plans
which
do
not
provide
a
dollar-for-dollar
cash
for
stock exchange using a quantitative model.

12.

Directors
Retirement
Plans

a.

We
vote
against
retirement
plans
for
non-employee
directors.

b.

We
vote
for
shareholder
proposals
to
eliminate
retirement
plans
for
non-employee
directors.

13.

Management
Proposals
to
Reprice
Options

We
vote
against
management
proposals
seeking
approval
to
reprice
options.

14.

Shareholder
Proposals
Regarding
Executive
and
Director
Pay

a.

We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b.

We
vote
against
shareholder
proposals
requiring
director
fees
be
paid
in
stock
only.

c.

We
vote
against
shareholder
proposals
to
eliminate
vesting
of
options
and
restricted
stock
on
change
of
control.

d.

We
vote
for
shareholder
proposals
to
put
option
repricing
to
a
shareholder
vote.

e.

We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

f.

We
vote
“annual”
for
the
frequency
of
say-on-pay
proposals
rather
than
once
every
two
or
three
years.

g.

We
vote
on
a
case-by-case
basis
for
all
other
shareholder
proposals
regarding
executive
and
director
pay,
taking
into account
company
performance,
pay
level
versus
peers,
pay
level
versus
industry,
and
long
term
corporate
outlook.

15.

Management
Proposals
on
Executive
Compensation

For
non-binding
advisory
votes
on
executive
officer
compensation,
when
management
and
the
external
service
provider agree,
we
vote
for
the
proposal.
When
management
and
the
external
service
provider
disagree,
the
proposal
becomes
a refer
item.
In
the
case
of
a
Refer
item,
the
factors
under
consideration
will
include
the
following:

•

company
performance
over
the
last
1,
3,
and
5-year
periods
on
a
total
shareholder
return
basis
•

performance
metrics
for
short-
and
long-term
incentive
programs
•

CEO
pay
relative
to
company
performance
(is
there
a
misalignment)
•

tax
gross-ups
to
senior
executives
•

change-in-control
arrangements
•

presence
of
a
clawback
provision,
ownership
guidelines,
or
stock
holding
requirements
for
senior
executives

16.

Stock
Retention
/
Holding
Period
of
Equity
Awards

We
vote
on
a
case-by-case
basis
on
shareholder
proposals
asking
companies
to
adopt
policies
requiring
senior
executives to
retain
all
or
a
significant
(>50
percent)
portion
of
their
shares
acquired
through
equity
compensation
plans,
either:

•

while
employed
and/or
for
one
to
two
years
following
the
termination
of
their
employment;
or
•

for a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period

The
following
factors
will
be
taken
into
consideration:

•

Whether
the
company
has
any
holding
period,
retention
ratio,
or
named
executive
officer
ownership
requirements currently in place
•

Actual
stock
ownership
of
the
company’s
named
executive
officers
•

Policies
aimed
at
mitigating
risk
taking
by
senior
executives
•

Pay
practices
at
the
company
that
we
deem
problematic

I.

State/Country
of
Incorporation

1.

Voting
on
State
Takeover
Statutes

a.

We
vote
for
proposals
to
opt
out
of
state
freeze-out
provisions.

b.

We
vote
for
proposals
to
opt
out
of
state
disgorgement
provisions.

2.

Voting
on
Re-incorporation
Proposals

We vote on a case-by-case
basis
on proposals to change a company's state
or country of incorporation.
Considerations include:
reasons
for
re-incorporation
(i.e.
financial,
restructuring,
etc);
advantages/benefits
for
change
(i.e.
lower
taxes); compare
the
differences
in
state/country
laws
governing
the
corporation.

3.

Control
Share
Acquisition
Provisions

a.

We
vote
against
proposals
to
amend
the
charter
to
include
control
share
acquisition
provisions.

b.

We
vote
for
proposals
to
opt
out
of
control
share
acquisition
statutes
unless
doing
so
would
enable
the
completion of a takeover that would be detrimental to shareholders.

c.

We
vote
for
proposals
to
restore
voting
rights
to
the
control
shares.

d.

We
vote
for
proposals
to
opt
out
of
control
share
cashout
statutes.

J.

Mergers
and
Corporate
Restructuring

1.

Mergers
and
Acquisitions

a.
We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies
(i.e.
economies
of
scale,
operating
synergies,
increase
in
market
power/share,
etc.);
offer
price (premium
or
discount);
change
in
the
capital
structure;
impact
on
shareholder
rights.

2.

Corporate
Restructuring

a.
We
vote
on
a
case-by-case
basis
on
corporate
restructuring
proposals
involving
minority
squeeze
outs
and
leveraged buyouts.
Considerations
include:
offer
price,
other
alternatives/offers
considered
and
review
of
fairness
opinions.

3.

Spin-
offs

a.
We
vote
on
a
case-by-case
basis
on
spin-offs.
Considerations
include
the
tax
and
regulatory
advantages,
planned
use of sale proceeds, market focus, and managerial incentives.

4.

Asset
Sales

a.
We vote on a case-by-case basis on asset sales.
Considerations include the impact on the balance sheet/working capital, value
received
for
the
asset,
and
potential
elimination
of
diseconomies.

5.

Liquidations

a.
We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value
of
assets,
and
the
compensation
plan
for
executives
managing
the
liquidation.

6.

Appraisal
Rights

a.

We
vote
for
proposals
to
restore,
or
provide
shareholders
with,
rights
of
appraisal.

7.

Changing
Corporate
Name

a.
We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.

Conversion
of
Securities

a.
We
vote
on
a
case-by-case
basis
on
proposals
regarding
conversion
of
securities.
Considerations
include
the
dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.

Stakeholder
Provisions

a.
We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.

Social
and
Environmental
Issues

When considering environmental and social (E&S) proposals, we have an obligation to vote proxies in the best interest of our clients, considering both shareholder value as well as societal impact.

1.

Sustainability
Reporting

a.

We vote for proposals seeking greater disclosure on the company’s environmental, social & governance policies and practices;

b.

We vote for proposals that would require companies whose annual revenues are at least $5 billion to prepare a sustainability report.
All others will be decided on a case-by-case basis.

2.

Diversity
&
Equality

a.

We vote for proposals supporting nomination of most qualified candidates, inclusive of a diverse pool of women and people of color, to the Board of Directors and senior management levels;

b.

We
vote
for
proposals
requesting
comprehensive
disclosure
on
board
diversity;

c.

We
vote
for
proposals
requesting
comprehensive
disclosure
on
employee
diversity;

d.

We
vote
for
proposals
requesting
comprehensive
reports
on
gender
and
racial
pay
disparity;

e.

We
vote
for
proposals
seeking to
amend a
company’s
EEO
statement
or
diversity policies
to
prohibit
discrimination based on sexual orientation and/or gender identity.

3.

Climate
Risk
Disclosure

a.

We vote for climate proposals that are not overly prescriptive seeking more disclosure on financial, physical or regulatory risks related to climate change and/or how the company measures and manages such risks;

b.

We vote for climate proposals that are not overly prescriptive requesting a report/disclosure of goals on GHG emissions reduction targets from company operations and/or products;

4.

Case-by-case
E&S
proposals
(examples)

a.

Animal
welfare
policies

b.

Human
rights
and
related
company
policies

c.

Reproductive rights; as a general matter, we vote for company policies that are designed to allow for provision of resources
and
other
support
to
company
employees
in
an
effort
to
enable
them
to
exercise
their
individual
choices

d.

Operations
in
high-risk
or
sensitive
areas

e.

Product
integrity
and
marketing

f.

Proposals asking a company to conduct an independent racial equity and/or civil rights audit, which we generally support but vote on a case-by-case basis given the variability in the language.

L.

Miscellaneous

1.

Charitable
Contributions

We
vote
against
proposals
to
eliminate,
direct
or
otherwise
restrict
charitable
contributions.

2.

Political
Contributions

We
will
vote
in
favor
of
non-binding
proposals
for
reports
on
corporate
lobbying
and
political
contributions.

In
general,
we
vote
on
a
case-by-case
basis
on
other
shareholder
proposals
pertaining
to
political
contributions.
In determining
our
vote
on
political
contribution
proposals
we
consider,
among
other
things,
the
following:

•

does
the
company
have
a
political
contributions
policy
publicly
available
•

how
extensive
is
the
disclosure
on
these
documents
•

what
oversight
mechanisms
the
company
has
in
place
for
approving/reviewing
political
contributions
and
expenditures
•

does
the
company
provide
information
on
its
trade
association
expenditures
•

total
amount
of
political
expenditure
by
the
company
in
recent
history.

3.

Operational
Items

a.

We
vote
against
proposals
to
provide
management
with
the
authority
to
adjourn
an
annual
or
special
meeting absent compelling reasons to support the proposal.

b.

We
vote
against
proposals
to
reduce
quorum
requirements
for
shareholder
meetings
below
a
majority
of
the shares outstanding unless there are compelling reasons to support the proposal.

c.

We
vote
for
by-law
or
charter
changes
that
are
of
a
housekeeping
nature
(updates
or
corrections).

d.

We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.

We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.

We
vote
against
proposals
to
approve
other
business
when
it
appears
as
voting
item.

4.

Routine
Agenda
Items

In
some
markets,
shareholders
are
routinely
asked
to
approve:

•

the
opening
of
the
shareholder
meeting
•

that
the
meeting
has
been
convened
under
local
regulatory
requirements
•

the
presence
of
a
quorum
•

the
agenda
for
the
shareholder
meeting
•

the
election
of
the
chair
of
the
meeting
•

regulatory
filings
•

the
allowance
of
questions
•

the
publication
of
minutes
•

the
closing
of
the
shareholder
meeting.

We
generally
vote
for
these
and
similar
routine
management
proposals.

5.

Allocation
of
Income
and
Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.

Stock
(Scrip)
Dividend
Alternatives

a.

We
vote
for
most
stock
(scrip)
dividend
proposals.

b.

We
vote
against
proposals
that
do
not
allow
for
a
cash
option
unless
management
demonstrates
that
the
cash option is harmful to shareholder value.

ClearBridge
has
determined
that
registered
investment
companies,
particularly
closed
end
investment
companies,
raise special policy issues making specific voting guidelines frequently inapplicable.
To the extent that ClearBridge has proxy voting
authority
with
respect
to
shares
of
registered
investment
companies,
ClearBridge
shall
vote
such
shares
in
the
best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth herein will be reviewed annually and may be changed by ClearBridge in its sole discretion.

VI.

OTHER
CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A.

Share
Blocking

Proxy voting in certain countries requires “share blocking.”
This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g., one week) with a designated depositary.
During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary.
In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B.

Securities
on
Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts.
ClearBridge typically does not direct or oversee
such securities lending activities.
To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income).
The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers.
Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII.

DISCLOSURE
OF
PROXY
VOTING

ClearBridge
employees
may
not
disclose
to
others
outside
of
ClearBridge
(including employees
of
other
Franklin business
units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another
Franklin
business unit) how s/he intends to vote without obtaining prior approval from
ClearBridge’s Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Franklin business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s Chief Compliance Officer.

If a Portfolio Manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s Chief Compliance Officer before making or issuing a public statement.

VIII.
RECORDKEEPING
AND
OVERSIGHT

ClearBridge
shall
maintain
the
following
records
relating
to
proxy
voting:

•

a
copy
of
these
policies
and
procedures;
•

a
copy
of
each
proxy
form
(as
voted);
•

a
copy
of
each
proxy
solicitation
(including
proxy
statements)
and
related
materials
with
regard
to
each
vote;
•

documentation
relating
to
the
identification
and
resolution
of
conflicts
of
interest;
•

any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
•

a
copy
of
each
written
client
request
for
information
on
how
ClearBridge
voted
proxies
on
behalf
of
the
client,
and
a
copy
of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party
records of
proxy
statements
and
votes cast if
the third party provides an undertaking to
provide the
documents promptly upon request.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest.
Information in this section is as of March 31, 2024, unless otherwise noted.

(a)(1)

Jessica S. Bush has been with Principal® since 2006. She earned a bachelor’s degree in Business Administration from the University of Michigan. Ms. Bush has earned the right to use the Chartered Financial Analyst designation.

Benjamin E. Rotenberg has been with Principal® since 2014. He earned a bachelor’s degree in International Relations and Russian from Pomona College. Mr. Rotenberg has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.

May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. Prior to that, Ms. Tong was a Portfolio Manager and Head of Portfolio Implementation and Management for Voya Investment Management’s Multi-Asset Strategies and Solutions Team since 2011. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. Ms. Tong has earned the right to use the Chartered Financial Analyst designation.

(a)(2)

The following table provides information relating to other accounts managed by the Registrant’s portfolio managers disclosed in (a)(1) above.

Other Accounts Managed
			Number of	Total Assets of the
Principal Real Asset Fund	Total Number	Total Assets in the	Accounts that Base the Advisory Fee on	Accounts that Base the Advisory Fee on
	of Accounts	Accounts	Performance	Performance
Jessica S. Bush
Registered investment companies	3	$6.4 billion	0	$0
Other pooled investment vehicles	1	$1.7 billion	0	$0
Other accounts	4	$16.2 million	0	$0

Benjamin E. Rotenberg
Registered investment companies	3	$6.4 billion	0	$0
Other pooled investment vehicles	1	$1.7 billion	0	$0
Other accounts	4	$16.2 million	0	$0

May Tong
Registered investment companies	3	$6.4 billion	0	$0
Other pooled investment vehicles	1	$1.7 billion	0	$0
Other accounts	0	$0	0	$0

Conflicts of Interest

Portfolio managers at PGI and the Sub-Advisors typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts, and separate accounts (assets managed on behalf of pension funds, foundations, and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities, and the aggregation and allocation of trades. PGI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, PGI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Sub-Advisor and Underlying Fund Manager Conflicts

Conflicts of interest may arise from the fact that the sub-advisors, managers of underlying funds, and their affiliates generally will be carrying on substantial investment activities for other accounts, in which the Fund will have no interest. Such advisors may have financial incentives to favor certain of such accounts over the Fund. Any of these accounts may compete with the Fund for specific trades or may hold positions opposite to positions maintained on behalf of the Fund. Such advisors, either acting as a sub-advisor or on behalf of an underlying fund, may give advice and recommend securities to, or buy or sell securities for, the Fund, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, such advisor's accounts even though their investment objectives may be the same as, or similar to, those of the Fund.
Each such advisor will evaluate a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund and/or other accounts under management at a particular time. Because these considerations may differ, the investment activities of the Fund, on the one hand, and other managed accounts, on the other hand, may differ considerably from time to time. In addition, the fees and expenses of the Fund may differ from those of the other managed accounts. Accordingly, prospective investors in the Fund should note that the future performance of the Fund and its advisors’ other accounts will vary.
Additionally, such advisors may have an incentive to favor certain of their accounts over the Fund as they may have proprietary investments in those accounts or receive greater compensation for managing them than they do for managing the Fund’s trading.
(a)(3)
PGI offers the Fund's investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for the Fund's investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pretax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

(a)(4)   The portfolio managers disclosed in (a)(1) above own shares of the Registrant as follows:

Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica S. Bush	$50,001 - $100,000
Benjamin E. Rotenberg	None
May Tong	None

(b)        Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b)
Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Real Asset Fund

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	05/16/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO (Principal Executive Officer)

Date	05/16/2024

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	05/16/2024